LAND USE RIGHTS, NET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
LAND USE RIGHTS, NET
Land use rights	$ 1,762,469	$ 0
Less: accumulated amortization	(493,033)	0
Less: accumulated amortization98	$ 1,269,436	$ 0